Subsequent Events	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent Events

22.	Subsequent Events

On January 9, 2025, the Board of Directors of the Company passed a resolution with the following key actions:

●	The vesting terms of the RSUs issued to the CEO were modified. 100,000 RSUs issued to the CEO were deemed vested immediately with the shares issued on January 10, 2025. An additional 100,000 RSUs will vest upon achieving a market capitalization of USD $150 million for 10 consecutive trading days.

●	The Chief Executive Officer (CEO) was awarded a cash bonus of USD $50,000, while the Chief Financial Officer (CFO) received USD $20,000.

●	The Chairman of the Board received a USD $200,000 cash bonus and 50,000 shares (issued on January 10, 2025) in recognition of his efforts in securing financing and managing liabilities. Further, the Chairman of the Board was granted RSUs equal to 10% of the Company’s issued and outstanding shares as of the grant date, calculated on a post-vesting basis (maximum of 8,491,057 RSUs). The RSUs vest as follows:

○	500,000 of the RSUs vest upon the earlier of (i) January 1, 2026; and (ii) the Corporation’s volume weighted average share price (“VWAP”) exceeding a market capitalization of USD $150,000,000 for 10 consecutive trading days;

○	1,000,000 of the RSUs vest on upon the Corporation’s VWAP exceeding a market capitalization of USD $100,000,000 for 10 consecutive trading days;

○	1,000,000 of the RSUs vest on upon the Corporation’s VWAP exceeding a market capitalization of USD $200,000,000 for 10 consecutive trading days; and

○	upon every incremental U$100,000,000 increase in the Corporation’s market capitalization above USD $200,000,000, an additional 1,000,000 RSUs shall vest.

●	Cash bonuses totaling USD $160,000, 40,000 shares, and 172,500 RSUs were granted to directors and committee members. The shares were issued on January 10, 2025.

●	The exercise price for all outstanding stock options with exercise prices denominated in USD were modified was modified to USD $1.50.

●	The Board of Directors approved the issuance of up to 500,000 shares to settle debts owed to various creditors under a Debt Settlement Agreement. The shares were issued on January 10, 2025.

On January 10, 2025, 240,000 RSUs were exercised. The Company paid USD $600,000 to redeem these RSUs.

On January 27, 2025, the Company issued 16,000,000 common shares at a price of USD $1.00 per share in a best-efforts public offering, for gross proceeds of USD $16,000,000.

On February 28, 2025, the Company issued 4,920,000 common shares to 10183923 Manitoba Ltd. And 500,000 common shares to 10152300 Manitoba LTD. pursuant to a debt settlement agreement between the respective parties.

On March 12, 2025, the Company issued 1,600,000 common shares to 10223254 Manitoba Ltd. pursuant to a debt settlement agreement between the parties.

On March 13, 2025, the Company issued 1,575,000 common shares to 10223778 Manitoba Ltd. pursuant to a debt settlement agreement between the parties.

Mound Lake Property

On January 10, 2025, the Company and Free Battery Metal Limited (“Free Battery”) entered into a binding term sheet (the “Term Sheet”) pursuant to which Snow Lake can earn up to an 80% interest in Free Battery’s Mound Lake Property.

The Mound Lake Property encompasses 243 single-cell unpatented mineral claims covering over 4,800 hectares.

Pursuant to the terms and conditions of the transaction, Snow Lake can earn up to an 80% interest in the Mound Lake property through the following Option Earn-Ins:

●	First Option: Within fourteen days of the effective date of this Term Sheet, upon payment of $20,000 by Snow Lake to Free Battery (paid), Snow Lake shall earn a 10% interest in the Mound Lake Property.

●	Second Option: On or before the first anniversary of the effective date of a definitive agreement to replace the Term Sheet (the “Definitive Agreement”), Snow Lake shall have the right to acquire an additional 41% interest in the Mound Lake Property upon Snow Lake:

i)	having made work expenditures of at least $1,000,000; and

ii)	paying $500,000 to Free Battery.

●	Third Option: On or before the second anniversary of the effective date of the Definitive Agreement, Snow Lake shall have the right to acquire an additional 29% interest in the Mound Lake Property upon Snow Lake

i)	having made additional work expenditures of $1,000,000; and

ii)	paying an additional $1,000,000 to Free Battery.

Prior to the completion of a pre-feasibility study on the Mound Lake Property, Snow Lake will be the operator of the Mound Lake Property and be responsible for all costs and expenses associated with exploration and development of the Mound Lake Property.

Following the completion of a pre-feasibility study on the Mound Lake Property, the parties shall diligently and in good faith negotiate the terms of a joint venture arrangement to advance development of the Mound Lake Property. Such arrangement will include, among other things, (i) a mechanism by which expenditures on the Mound Lake Property will be funded on a pro rata basis, based upon the respective parties proportionate interest in the Mound Lake Property; (ii) in the event any one party declines to fund the expenditures in proportion to their interest, their respective interest in the joint venture shall be reduced accordingly, subject to the Dilution Conversion (as defined hereinafter); (iii) a mechanism for preparing and approving a budget and work program in respect of the Mound Lake Property; and (iv) the ongoing management of the joint venture.

Following the exercise of the First Option, in the event that either party's interest in the Mound Lake Property falls below 10%, such party's interest shall be converted into a 1% net smelter return royalty on the Mound Lake Property, which shall not be subject to a right of first refusal or any other pre-emptive rights in favour to such party (the "Dilution Conversion").

Buffalo Uranium Project

On February 18, 2025, the Company announced that it has entered into a binding letter of intent with Bazooka Resources Ltd. (“Bazooka”), a private Australian Company, pursuant to which Snow Lake will acquire 100% of Bazooka. Bazooka has the exclusive right to acquire a 100% interest in the Buffalo Uranium Project through an option to purchase agreement with the three individual claim holders of the Buffalo Uranium Project (the "Sellers").

Snow Lake will purchase Bazooka in consideration of:

a)	Initial Cash Payment of US$50,000 in cash to Bazooka, upon execution of the LOI, to secure the exclusive option to purchase the Buffalo Uranium Project (paid);

b)	Closing Cash Payment by Snow Lake to the Sellers of the amount of US$200,000 in cash, upon the concurrent closings (the "Closings") of the acquisition of the Buffalo Uranium Project by Bazooka, and the acquisition of Bazooka by Snow Lake; and

c)	Closing Issuance of Snow Lake Shares: Allotting and issuing to the Sellers on the Closings, an aggregate of that number of fully paid and non-assessable common shares of Snow Lake (the "Snow Lake Shares") that have a value of US$400,000 calculated in accordance with the 10-day volume weighted average closing price of Snow Lake's common shares for the 10 trading days immediately prior to the Closings;.

d)	First Milestone Payment: Payment by Snow Lake to the Sellers of:

i.	the amount of US$450,000 in cash (the "First Milestone Payment") on the date (the "First Publication Date") that an SK-1300 compliant technical report is published and which indicates that there is a uranium mineral resource on the Buffalo Uranium Project of a minimum of 10 million pounds U3O8 with a minimum average grade >0.2% U3O8, ,or 2.5 million pounds U3O8 with a minimum average grade >1.0% U3O8;

or, at Snow Lake's sole election;

ii.	that number of Snow Lake Shares that have a value of US$450,000 based on the 10-day volume weighted average closing price of the common shares of Snow Lake for the 10 trading days immediately preceding the First Publication Date;

e)	Second Milestone Payment: Payment by Snow Lake to the Sellers of:

i.	the amount of US$450,000 in cash (the "Second Milestone Payment") on the date (the "Second Publication Date") that an SK-1300 compliant technical report is published and which indicates that there is a uranium mineral resource on the Buffalo Uranium Project of a minimum of 20 million pounds U3O8 with a minimum average grade >0.2% U3O8, or 5 million pounds U3O8 with a minimum average grade >1.0% U3O8;

or, at Snow Lake's sole election;

ii.	that number of Snow Lake Shares that have a value of US$450,000 based on the 10-day volume weighted average closing price of the common shares of Snow Lake for the 10 trading days immediately preceding the Second Publication Date.

f)	The Sellers retain a 1.5% net smelter royalty return (the "Royalty") on the mineral claims, and Bazooka has the contractual right to purchase the Royalty at any time, and from time to time, for an aggregate amount of US$1.5 million in cash.

Pine Ridge Uranium Project

On March 12, 2025, Snow Lake announced that it has entered into a 50/50 joint venture (the "Joint Venture") with Global Uranium and Enrichment Limited ("GUE"), to acquire 100% of the Pine Ridge Uranium Project ("Pine Ridge") in the Powder River Basin in Wyoming, United States.  In addition, Snow Lake will acquire a 19.99% interest in GUE by participating in GUE's proposed capital raise.

The Joint Venture (“Powder River Basin LLC” or the “Buyer”), will purchase Pine Ridge from Stakeholder Energy, LLC (“Seller”) upon payment to the Seller of $US22,500,000 cash, to be paid in three equal installments of US$7,500,000, payable as follows:

i.	US$7,500,000 to be paid at closing (Closing) of the Acquisition contemplated by the Purchase and Sale Agreement (Acquisition Agreement) (First Instalment);

ii.	US$7,500,000 to be paid on or before one-year from the date of Closing (Second Instalment); and

iii.	US$7,500,000 to be paid on or before two years from the date of Closing (Third Instalment).

Further:

i.	The Buyer shall pay the Seller a production royalty based on an applicable royalty percentage (which will be calculated by a Net Smelter Returns variable between 3.5% and 6%, dependent on U3O8 Realized Price) from uranium, vanadium and related minerals produced and sold or deemed sold by Buyer from any additional property or property interests acquired by the Buyer, or its affiliates or permitted assigns, within twenty (20) years after the effective date of March 11, 2025.

ii.	The Buyer shall expend a minimum of US$10,000,000 in exploration and development costs by the three-year anniversary of the Closing.